Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Loan Balances Outstanding	The loan balances outstanding for the year ended December 31, 2023, and 2022 are as follows:
	2023	2022
Related party loan—Pierre Schurmann(i)(ii)(iii)	8,890	3,232
Related party loan—Aury Ronan Francisco(iv)	977	846
Total loans from related parties	9,867	4,078
(i)	The 2021 loans were granted in two installments on August 23, 2021, in the amount of R$6,000 and on August 31, 2021, in the amount of R$3,000, both installments payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 8% per annum. From January 27, 2022, and March 28, 2022, Nuvini S.A. entered into four additional loan agreements with Schurmann. The first and second loan agreements were entered into on January 27, 2022, in the principal amount of R$500 and R$300 respectively, each carrying an interest rate of 100% of CDI plus 3% per annum. The third loan agreement was entered into on February 1, 2022, with a principal amount of R$1,200, carrying an interest rate equal to 100% of CDI plus 3% per annum. The fourth loan agreement was entered into on March 29, 2022, with a principal amount of R$1,150, carrying an interest rate equal to 100% of CDI plus 3% per annum.

On April 28, 2022, Nuvini S.A. and Schurmann entered into a first consolidated amendment applicable to all the Related Party Loan Agreements in order to (i) condition the payment of the Related Party Loan Agreements to the achievement of a gross debt indicator/pro forma EBITDA less or equal to 3.5x for three consecutive semesters by Nuvini S.A., in connection with the Exposure Premium, as per deliberated in a general meeting of the debenture holders; and (ii) equalize the interest rates of all Related Party Loan Agreements in 100% of the CDI plus 8% per annum. In December 2022, all amounts payable under these loans, amounting to R$16,799, were converted into subscription rights with the same terms as those described in note 17. Schurmann holds 81.6% of the Nuvini Holding Limited shares as of December 31, 2022. As of December 31, 2023, after the conversion of Nuvini Holding Limited stock to Nvni Group Limited, Schurmann holds 50.6% of the issued shares.

(ii)	On December 15, 2022, Nuvini S.A. entered into a loan agreement with Schurmann, in the principal amount of R$3,200 with an interest rate of 10% per annum and 100% of CDI, and with a maturity of 16 months. Pursuant to the terms of this agreement, Schurmann was entitled to a premium in the equivalent of 15% of the principal loan amount. This amount was settled in Nvni Group Limited shares.
(iii)	Nuvini S.A. entered into two loan agreements with Schurmann during 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3,300 with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1,039 interest equivalent to 23.25% per year, and term date of October 25, 2023.
(iv)	This loan was received on September 3, 2021, from Aury Ronan Francisco, former CFO, in the amount of R$3,700. On September 29, 2021, the Group paid R$3,000 of the principal amount, with the remaining R$700 outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. As of December 31, 2023, and 2022, the remaining balance of the loan remains outstanding and accruing interest. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan.

On May 20, 2022, and December 15, 2022, respectively, Nuvini S.A. entered into two loan agreements with Accipiens Consultoria e Participações EIRELI, an entity owned and operated by Luiz Busnello, COO, in the amount of R$1,500 and R$1,100, respectively, with no interest rate attached. The right to repayment of the R$2,600 loan balance was assigned to Schurmann on November 30, 2022, who paid Luiz Busnello in cash in exchange for the right to be repaid under the loan, pursuant to the terms of the “Instrumento Particular de Cessão de Crédito”. In December 2022, these loans were converted into subscription rights with the same terms as those described in note 17. As these loans were converted, any potential interest impact was considered immaterial.

Schedule of Key Management Compensation	Key management compensation for the years ended December 31, 2023, 2022 and 2021 is summarized as follows:
	2023	2022	2021
Short-term compensation (including salary)	434	573	2,938
Short-term employee benefits	72	76	48
Post-employment benefits	-	-	7
Termination benefits	62	-	274
Share-based compensation	16,685	9,007	1,957
Total	17,253	9,656	5,224